RESERVE AND DISTRIBUTION OF PROFIT (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Reserve And Distribution Of Profit 1	10.00%
Reserve And Distribution Of Profit 2	50.00%
Reserve And Distribution Of Profit 3	$ 13,810